As filed with the Securities and Exchange Commission on November 30, 1998
                                              File Nos. 33-95026, 811-9060

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549


                                                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 4                                /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

         Amendment No. 5

                            HOLLAND SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 375 Park Avenue
                             New York, New York  10152
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (800) 304-6552
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                 WILLIAM E. VASTARDIS, Secretary and Treasurer
        Investors Capital Services, Inc. c/o Holland Series Fund, Inc.
                         600 Fifth Avenue, 26th Floor
                                New York, New York  10020

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                        (Name and Address of Agent for Service)

                                    Copies to:

                               Gary Schpero, Esq.
                           Simpson Thacher & Bartlett
                               425 Lexington Avenue
                           New York, New York  10017

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  It is proposed that this filing will become effective (check appropriate box)

/ X/   immediately upon filing pursuant to paragraph (b)
/  / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/  / 75 days after filing pursuant to paragraph (a)(2)
/  / on (date) pursuant to paragraph (a)(2) of rule 485.

Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant completed its fiscal year ended September 30, 1998, and filed the notice under Rule 24f-2 on November 25, 1998 for such fiscal year.



N-1A Item No.




                                              HOLLAND SERIES FUND, INC.

                                         Registration Statement on Form N-1A

                                                CROSS REFERENCE SHEET
                                               Pursuant to Rule 481(a)
                                          Under the Securities Act of 1933


                                                                       Location in Prospectus and
N-1A Item No.                                                          Statement of Additional Information

Item 1.           Cover Page.....................................      Cover Page of Prospectus

Item 2.           Synopsis.......................................      Prospectus Summary, The Fund's Expenses
                                                                       (in Prospectus)

Item 3.           Condensed Financial
                  Information....................................      Financial Highlights and The Fund's
                                                                       Performance (in Prospectus), Financial
                                                                       Statements, (in Statement of Additional
                                                                       Information)

Item 4.           General Description of
                  Registrant.....................................      Investment Objectives and Policies;
                                                                       Additional Information; Investment
                                                                       Limitations; Risk Factors; Appendix (in
                                                                       Prospectus) Additional Information on
                                                                       Portfolio Instruments and Investment
                                                                       Policies, Investment Restrictions (in
                                                                       Statement of Additional Information),

Item 5.           Management of the Fund.........................      Management of the Fund (in
Prospectus
and Statement of Additional Information)
Item 5A.          Management's Discussion
                  of Fund Performance ...........................      Not Applicable

Item 6.           Capital Stock and Other
                  Securities.....................................      Additional Information- Dividends and
                                                                       Distributions; Taxes, Organization of the
                                                                       Fund (in Prospectus), Shareholder
                                                                       Inquiries (in Prospectus) Additional
                                                                       Information--Description of Shares
                                                                       (Statement of Additional Information)

Item 7.           Purchase of Securities
                  Being Offered..................................      Purchase of Shares, Shareholder Services,

                                                                       Additional Information --- Determination
                                                                       of Net Asset Value (in Prospectus)


Item 8.           Redemption or Repurchase.......................      Redemption of Shares (in Prospectus and
                                                                       Statement of Additional Information)

Item 9.           Legal Proceedings..............................      Not Applicable

                                                                       Location in
Part B                                                                 Statement of Additional Information

Item 10.          Cover Page.....................................      Cover Page of Statement of
Additional
Information

Item 11.          Table of Contents..............................      Table of Contents

Item 12.          General Information and
                  History........................................      Not Applicable

Item 13.          Investment Objectives and
                  Policies.......................................      Additional Information on Portfolio
                                                                       Instruments and Investment Policies;
                                                                       Investment Restrictions

Item 14.          Management of the
                  Registrant.....................................      Management of the Fund

Item 15.          Control Persons and
                  Principal Holders of
                  Securities.....................................      Control Persons, Principal Holder of
                                                                       Securities

Item 16.          Investment Advisory and
                  Other Services.................................      Management of the Fund, Additional
                                                                       Information

Item 17.          Brokerage Allocation...........................      Portfolio Transactions and Brokerage

Item 18.          Capital Stock and Other
                  Securities.....................................      Not Applicable

Item 19.          Purchase, Redemption and
                  Pricing of Securities
                  Being Offered..................................      Determination of Net Asset Value

Item 20.          Tax Status.....................................      Taxation

Item 21.          Underwriters...................................      Management of the Fund, Administrator

Item 22.          Calculation of
                  Performance Data...............................      Performance Data

Item 23.          Financial Statements...........................      Financial Statements



Part C

         .........Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.







                               HOLLAND BALANCED FUND


         Holland Balanced Fund (the "Fund") is a no-load diversified portfolio of Holland Series Fund, Inc., an open-end management investment company. The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital value changes. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities. There can be no assurance that the Fund will achieve its investment objective. See "Risk Factors."



         Shares may be purchased directly from AMT Capital Securities, L.L.C. (the "Distributor"), 600 Fifth Avenue, New York, NY 10020.(800) 30-HOLLAND [800-304-6552], or from securities dealers which have entered into selected dealer agreements with the Distributor. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $500. See "Purchase of Shares." A shareholder may redeem his or her shares at any time at their net asset value. See "Redemption of Shares."



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





         This Prospectus is a concise statement of information about the Fund that is relevant to making an investment in the Fund. This Prospectus should be retained for future reference. A statement containing additional information about the Fund, dated November 30, 1998 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or by writing the Distributor at the above telephone number or address. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.



    HOLLAND & COMPANY L.L.C.--INVESTMENT ADVISER
    AMT CAPITAL SECURITIES, L.L.C.--DISTRIBUTOR


   The date of this  Prospectus  is November  30, 1998.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




                            PROSPECTUS SUMMARY

      The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.

The Fund and Its Investment Objective

      The Fund is a no-load diversified investment portfolio of the Holland Series Fund, Inc., an open-end management investment company incorporated in Maryland on June 27, 1995. The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital value changes. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities. There can be no assurance that the Fund will achieve its investment objective. See "Investment Objective and Policies."

The Investment Adviser

      Holland & Company L.L.C. (the "Investment Adviser") serves as the Fund's investment adviser. For its services as investment adviser, the Fund pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. While the advisory fee is higher than that paid by most investment companies (which includes money market funds) the Investment Adviser believes the advisory fee is comparable to that of other investment companies with similar investment objectives. See "Management of the Fund."

Purchasing Shares


      Shares of the Fund may be purchased without any sales charges at its net asset value next determined after receipt of the order by submitting an Account Application to the Distributor and either wiring federal funds to the Distributor's "Fund Purchase Account" at Unified Advisers, Inc. (the "Transfer Agent") or mailing a check or money order to the Transfer Agent to be deposited in such account. Shares may be purchased directly from the Distributor or from other securities dealers with whom the Distributor has entered into selected dealer agreements. Investors may be charged a fee if they effect transactions in fund shares through a broker or agent. The Fund is available for sale in all 50 states. For information about the Fund's availability, contact an account representative at the Distributor.


      The minimum initial investment is $1,000 although this minimum may be waived from time to time at the discretion of the Fund. The minimum amount for subsequent investment is $500 and may be waived from time to time at the discretion of the Fund. There are no sales commissions (loads) or 12b-1 fees. For more information, refer to "Purchase of Shares."

Redemption of Shares



      Shares of the Fund may be redeemed, without charge, at the next determined net asset value after receipt by either the Transfer Agent or Distributor of the redemption request. There is no redemption fee. For more information, refer to "Redemption of Shares."


Dividends and Distributions

       The Fund intends to distribute its
income quarterly and capital gains annually.
All distributions are reinvested automatically, unless otherwise specified in writing by the investor, in shares of the Fund. See
"Additional Information" and "Shareholder
Services."

Risk Factors

         Prospective Investors should consider
certain risks associated with an investment in the Fund. See "Risk Factors."




                         THE FUND'S EXPENSES

         The following expense table is provided to assist investors in understanding the various costs and expenses that an investor will incur, either directly or indirectly, as a shareholder in the Fund, which are calculated as a percentage of average daily net assets. These are the only fund related expenses that an investor bears.

Management fees, after waivers              0.43%

Other expenses (after expense               1.07%
     reimbursement)

Total Fund operating expenses               1.50%
     (after fee waivers)





See "Management of the Fund" for a description of fees and expenses. "Other expenses" includes fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and accounting fees, printing costs and registration fees. The Investment Adviser has voluntarily agreed to cap the total annual operating expenses at 1.50% (on an annualized basis) of the Fund's average daily net assets. Without such cap, management fees, other expenses and total annual operating expenses for the year ended September 30, 1998 would have been 0.75%, 1.08% and 1.83%, respectively. See "Management of the Fund."



Example: The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payments by the Fund of operating expenses set forth in the table above, and are also based upon the following assumptions:

A shareholder would pay the following expenses on a $1,000 investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:

After 1 year     $ 15

After 3 years    $ 47

After 5 years     $ 82

After 10 years   $179

This example should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. Moreover, while the example assumes a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%.

              FINANCIAL HIGHLIGHTS



The financial highlights for the period October 2, 1995 (commencement of investment operations) to September 30, 1996, the year ended September
30, 1997, and year ended September 30, 1998, in the following table has been audited by PricewaterhouseCoopers LLP, independent accountants. The audited financial statements for the year ended September 30, 1998 are incorporated by reference in the Statement of Additional Information. The financial highlights should be read in conjunction with the financial statements which can be obtained upon request without charge by calling (800) 304-6552.







-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 For the
                                                                                                             Period From
        For a share outstanding throughout the period              Year Ended       Year Ended             October 2,1995*
                                                                 September 30,     September 30,          to September 30,
                                                                      1998             1997                     1996
-----------------------------------------------------------------------------------------------------------------------------------

Per Share Data
Net asset value, beginning of period                                      $13.70            $11.39                   $10.00

Increases From Investment Operations:
Net investment income                                                       0.28              0.26                     0.23

Net realized and unrealized gains on investments                            0.05              2.30                    1.33
                                                                            ----              ----                    ----

        Total from investment operations                                    0.33              2.56                    1.56
                                                                            ----              ----                    ----

Dividends and Distributions From:
Net investment income                                                      (0.29)            (0.25)                   (0.17)

Net realized gain on investments                                            -               (0.00) #                   -
                                                                                            ------

Total Dividends and Distributions                                          (0.29)            (0.25)                  (0.17)
                                                                          ------            ------                  ------

Net asset value, end of period                                            $13.74            $13.70                  $11.39
                                                                          ------            ------                  ------

Total Return (c)                                                           2.43%            22.71%                   15.65%  (a)

Ratios/Supplemental Data
Net assets, end of period (000's)                                        $30,041           $26,788                   $7,606

Ratio of expenses to average net assets after fee waivers                  1.50%             1.50%                    1.50%  (b)
        and reimbursement of other expenses

Ratio of expenses to average net assets before fee waivers                 1.83%             2.55%                    4.81%  (b)
        and reimbursements of other expenses

Ratio of net investment income to average net assets after fee             2.05%             2.31%                    2.36%  (b)
         waivers and reimbursement of other expenses

Ratio of net investment income (loss)to average net assets before fee      1.72%             0.31%                    0.96%
          waivers and reimbursement of other expenses

Portfolio turnover                                                        16.49%             5.07%                    5.04%


   *    Commencement of investment operations
   #    Rounds to less than 0.01.

  (a)   Not annualized
  (b)   Annualized
  (c) Total return would have been lower had certain expenses not been waived or reimbursed.




                  INVESTMENT OBJECTIVE AND POLICIES

          The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. This is a fundamental investment objective and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Total investment return is the aggregate of dividend and interest income and realized and unrealized capital value changes. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities. The Investment Adviser will have discretion to determine the proportion of the Fund's portfolio that will be invested in equity and investment grade fixed-income securities at any particular time, depending on the Investment Adviser's view of existing and anticipated market and economic conditions. The Investment Adviser will seek to identify promising markets, asset classes and securities which it believes have better than average potential for price appreciation and minimal inherent risk. A key component of the Investment Adviser's approach is seeking to recognize investment situations in which asset classes or individual securities have been fundamentally mispriced by investor sentiment or other market forces. Where the Investment Adviser believes such opportunities exist, the Fund's assets will be positioned in an effort to produce long-term price performance. Under ordinary market conditions, the Fund will have at least 50% of its total assets invested in equity securities, at least 25% of its total assets invested in investment grade fixed-income securities and may invest up to 25% of its total assets in high quality money market securities. No assurance can be given that the Fund will be able to achieve its investment objective.




          Equity securities consist of common and preferred stock (including convertible preferred stock), bonds, notes and debentures convertible into common or preferred stock, stock purchases warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and American, Global or other types of depositary receipts. Most of the equity securities purchased by the Fund are expected to be traded on a domestic or international stock exchange or in an over-the-counter market.Fixed-income securities in which the Fund may invest consist of U.S. government securities, U.S. and non-U.S. corporate debt obligations and sovereign debt obligations issued by governments and governmental entities, including supranational organizations such as the World Bank. The Investment Adviser will have discretion to invest in the full range of maturities of fixed-income securities. The Fund will invest only in instruments which are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Corporation ("S&P"), or which are determined by the Fund's investment adviser to be of quality comparable to instruments so rated. See Appendix A for a description of bond ratings. The Fund may invest up to one-third of its total assets in foreign securities. The Fund also may purchase securities on a when-issued or delayed delivery basis. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries.



          The Fund also reserves the right to invest a portion of its assets in high quality money market securities, for cash management purposes, pending investment in accordance with the Fund's investment objective and policies, to meet operating expenses and redemption requests and to meet its obligations pursuant to its investment activities. When the Investment Adviser determines that market conditions so warrant, the Fund may invest all of its assets in high quality money market securities for temporary defensive purposes. Money market securities in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks, commercial paper and repurchase agreements with respect to securities in which the Fund may invest. The Fund will invest only in commercial paper that is rated A-1 or A-2 by S&P, or P-1 or P-2 by Moody's or, if not rated, issued by companies having an outstanding debt issue rated BBB or better by S&P, or Baa or better by Moody's. The proportion of the Fund's assets that is invested in money market securities will vary from time to time.


          The Fund's investment policies (other than its investment objective) are not fundamental and may be changed by the Board of Directors of the Fund (the "Directors") without the approval of shareholders.


                         INVESTMENT LIMITATIONS



The Fund may not:

      (1) purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this restriction;

      (2) borrow money (including entering into reverse repurchase agreements) except as a temporary measure for extraordinary or emergency purposes, and in no event in excess of 15% of the value of the Fund's total assets at the time the borrowing is made, except that for the purpose of this restriction, short-term credits necessary for settlement of securities transactions are not considered borrowings (the Fund will not purchase any securities at any time while such borrowings exceed 5% of the value of its total assets); or

      (3) invest more than 25% of the total assets of the Fund in the securities of issuers having their principal activities in any particular industry, except for obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations (for purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the Fund.


          The limitations contained above may be changed only with the affirmative vote of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The percentage limitations contained above as well as elsewhere in this Prospectus and in the Statement of Additional Information apply only at the time of purchase and the Fund will not be required to dispose of securities upon subsequent fluctuations in market value.

                               RISK FACTORS

Changes in Interest Rates

          The market value of the Fund's fixed-income securities and the portion of the Fund's net asset value attributable to fixed-income securities will generally fall when interest rates rise and rise when interest rates fall. In general, fixed-income securities with longer maturities will be subject to greater volatility resulting from interest rate fluctuations than will fixed-income securities with shorter maturities.

Foreign Securities

          Investment in securities of foreign issuers may involve risks arising from non-U.S. accounting, auditing and financial reporting standards and less publicly available information about issuers, from restrictions on foreign investment and repatriation of capital, from differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and relative illiquidity of foreign securities markets, different trading and settlement practices and less government supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates. Additionally, certain amounts of the Fund's income may be subject to withholding taxes in the foreign countries in which it invests.

Repurchase Agreements

          The Fund may invest in repurchase agreements. Repurchase agreements are investments which are used from time to time to obtain a return on available cash. Entering into a repurchase agreement involves the acquisition by the Fund from a broker-dealer or bank of an underlying security, most typically a debt instrument, subject to the obligation of the seller to repurchase, and the Fund to resell, usually not more than one week after its purchase, the instrument at a fixed price in excess of the Fund's purchase price, such excess representing the Fund's return on the repurchase agreement. Transaction costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, in the event of a default by or if bankruptcy proceedings are commenced with respect to, the seller of the securities, realization on the securities by the Fund may be delayed or limited and the Fund could experience a loss.

Securities with Limited Trading Market

          The Fund may invest up to 15% of the value of its total assets in illiquid securities, such as "restricted securities" which are illiquid, and securities that are not readily marketable. If the Fund has a substantial position in securities with limited trading markets, its activities could have an adverse effect upon the liquidity and marketability of those securities. Investments in securities which are "restricted" may involve added expenses should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value.

Dependence on Certain Individual

          Michael Holland is primarily responsible for the day-to-day management of the Fund's portfolio. The loss of Michael Holland's services (due to termination of employment, death, disability or otherwise) could adversely affect the conduct of the Fund's business and its prospects for the future. There can be no assurance that a suitable replacement could be found for Michael Holland.

Borrowing

          The Fund may borrow up to 15% of the value of its total assets in certain limited circumstances. Borrowing can increase the opportunity for capital appreciation when security prices rise and increase the risk of loss when prices decline. Interest costs of borrowing are an expense that otherwise would not be incurred and this could reduce the net investment income of the Fund.

                        MANAGEMENT OF THE FUND


Board of Directors

          The Board of Directors of the Fund consists of five individuals, four of whom are not "interested persons" of the Fund as defined in the 1940 Act. The Directors of the Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act.



Advisory Arrangements

          The Investment Adviser acts as the investment adviser to the Fund and provides the Fund with management and investment advisory services. The
Investment Adviser also offers portfolio management and portfolio analysis services to individuals and institutions.

          The investment advisory agreement with the Investment Adviser (the "Investment Advisory Agreement") provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement.




          The Investment Adviser receives monthly compensation at the annual rate of 0.75% of the average daily net assets of the Fund. For the years ended September 30, 1998, 1997, and 1996, the investment advisory fee, net of waivers, was $122,972, $0 and $0, respectively. The Investment Adviser may waive all or part of its fee from time to time in order to increase the Fund's net income available for distribution to shareholders. The Fund will not be required to reimburse the Investment Adviser for any advisory fees waived. In addition, the Investment Adviser has voluntarily agreed to cap total operating expenses at 1.50%(on an annualized basis) of the Fund's average daily net assets. The Investment Adviser may from time to time, at its own expense, provide compensation to certain selected dealers for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase and redeem Fund shares and responding to certain customer inquiries. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid from the assets of the Investment Adviser.



          The Fund is responsible for paying certain expenses incurred in its operations, including, among other things, the investment advisory and administrative fees, legal and audit fees, unaffiliated Directors' fees and expenses, custodian and transfer agency fees, certain insurance premiums, accounting and pricing costs, federal and state registration fees, the costs of issuing and redeeming shares, costs of shareholder meetings, any extraordinary expenses and certain of the costs of printing proxies, shareholders reports, prospectuses and statements of additional information. The Fund also pays for brokerage fees and commissions in connection with the purchase and sale of portfolio securities.


          The Investment Adviser is a limited liability company organized under the laws of New York State and it is a registered investment adviser under the Investment Advisers Act of 1940, as amended.The Investment Adviser is controlled by Michael Holland, its managing member and owner of a 99% interest in the limited liability company. Michael Holland is primarily responsible for the day-to-day management of the Fund's portfolio. Michael Holland's money management and entrepreneurial skills have been employed on behalf of a number of leading asset management and investment banking companies. At The Blackstone Group from January 1994 through June 1995, he was a General Partner and Chief Executive Officer of Blackstone Alternative Asset Management, where he supervised the management of the firm's partnership investment fund. Prior to that, he served as Vice Chairman at Oppenheimer & Co., from March 1992 through January 1994, where he helped launch and manage a number of closed-end mutual funds.





          From 1989 to 1992 Michael Holland was Chairman & Chief Executive Officer of Salomon Brothers Asset Management Inc. Before that he was President and Chief Executive Officer of First Boston Asset Management Corporation, where client assets grew to approximately $6 billion under his leadership. A
graduate  of Harvard   College  and   Columbia   University   Graduate   School
of  Business Administration, Michael Holland began his career at J.P. Morgan
& Co. in 1968.

          Michael Holland makes frequent appearances on television programs such as Moneyline with Lou Dobbs, CNN, Bloomberg Business News and CNBC and is perhaps best known as a regular panelist on Wall $treet Week with Louis Rukeyser.

Administrator



          Investors Capital  Services,  Inc., (the  "Administrator")   acts  as
 the  Fund's   administrator   pursuant  to  an
administration agreement (the "Administration Agreement"). Pursuant to the Administration Agreement, the Administrator is responsible for providing administrative services to the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including certain accounting,
clerical,   bookkeeping,   custodial,   transfer  agency,   dividend
disbursing, compliance and related services, Blue Sky compliance, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission
(the "Commission"). The Fund pays the Administrator a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets and the Administrator is entitled to reimbursement from the Fund for its out-of-pocket expenses incurred under the Administration Agreement. Pursuant to the Administration Agreement, the Administrator will be paid a minimum annual fee of $50,000 for services provided to the Fund.



Transfer Agent



          Unified  Advisers,  Inc. acts as the Fund's
Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agent Agreement"). Pursuant to the Transfer Agent Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. The Fund pays the Transfer Agent a monthly fee of $1.50 per shareholder account subject to a minimum of $1,500 per month and the Transfer Agent is entitled to reimbursement from the Fund for out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agent Agreement.



Year 2000 Problem

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Investment Adviser, Administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Investment Adviser and the Administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally.

                               PURCHASE OF SHARES

          The Fund is offering its shares at a public offering price equal to the net asset value. The Fund has no sales charge for purchases of its shares. Investors may be charged a fee if they effect transactions in fund shares through a broker or agent. Shares may be purchased directly from the Distributor or from other securities dealers with whom the Distributor has entered into selected dealer agreements. The minimum initial investment of the Fund is $1,000. The minimum subsequent purchase is $500. The Fund reserves the right to waive the minimum initial investment amount and minimum subsequent purchase amount.

     The offering of shares of the Fund is continuous and purchases of shares of the Fund may be made on any day the New York Stock Exchange is open for business (a "Business Day"). The Fund offers shares at a public offering price equal to the net asset value next determined after receipt of a purchase order by the Transfer Agent. Any order may be rejected by the Distributor, Transfer Agent or the Fund. Neither the Distributor, Transfer Agent nor the selected dealers are permitted to withhold placing orders to benefit themselves by a price change. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities market or otherwise, and may thereafter resume the sale of its shares from time to time. Shares purchased will be held in the shareholder's account by the Transfer Agent. Share certificates will not be issued by the Transfer Agent.

         Purchases of shares can be made by wire transfer, check or money order. Share purchase orders are effective on the date the completed Account Application and check are received and date-stamped by the Transfer Agent. The shareholder's bank may impose a charge to execute a wire transfer. The wiring instructions for purchasing shares of the Fund are:


                               Fifth Third Bank
                                Cincinnati, OH
                               ABA # 042000314
                    Attn: Fifth Third - Central Indiana
                             Acct: 747-88013
                       Benf: Holland Balanced Fund
                  F/F/C (Shareholder's Account at Fund)

Share purchase orders made with a check or money order should be mailed to the following address:

                                                 Holland Balanced Fund
                                                 c/o Unified Advisers, Inc.
                                                        P.O. Box 6110
                                                Indianapolis, IN  46206-6110


For a share purchase order to become effective on a particular Business Day, prior to the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time), (i) in the case of a wire transfer payment, a purchaser must call the Transfer Agent at (800)249-0763 to inform the Fund of the incoming wire transfer or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent. If the Fund receives notification of a wire transfer or a complete share purchase order after the above-mentioned cut-off times, such purchase order shall be executed as of the next determined net asset value.





                             REDEMPTION OF SHARES

          The Fund will redeem all full and fractional shares of the Fund upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent or Distributor (or selected dealers) of proper notice of redemption as described below. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received by the Transfer Agent or Distributor (or selected dealers) on any Business Day, the redemption will be effective on the date of receipt. Payment will ordinarily be made by wire on the next Business Day, but, in any case, within no more than seven Business Days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day. The value of shares at the time of redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund at such time.



          A shareholder may elect to receive payment upon redemption of their shares in the form of a wire or check. There is no charge imposed by the Fund to redeem shares of the Fund; however, in the case of a redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Fund.

          A shareholder wishing to redeem shares may do so by mailing proper notice of redemption directly to the Transfer Agent, Unified Advisers, Inc., P.O. Box 6110, Indianapolis, IN 46206-6110. Proper notice of redemption may be accomplished by a written letter requesting redemption. The notice requires the signature of all persons in whose names the shares are registered, signed exactly as their names appear on the Transfer Agent's register. The signatures on the notice must be guaranteed by a national bank or other bank which is a member of the Federal Reserve System (not a savings bank) or by a member firm of any national or regional securities exchange or other eligible guarantor institution. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payment will be mailed within seven days of receipt of a proper notice of redemption. The Fund reserves the right to reject any order for redemption.

Redemption by Wire

          To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent or Distributor (or selected dealers) with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application
Form), the name of the shareholder and the shareholder's account number.

          A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent or Distributor (or selected dealers) with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

Telephone Redemption

          A shareholder may request  redemption by calling the Transfer Agent at
(800)  249-0763 or the  Distributor  at (800)  30-HOLLAND  [1-800-304-6552]  (or
selected dealers at their number). Telephone redemption is made available to shareholders of the Fund on the Account Application Form. Shareholders should realize that by making redemption requests by telephone, they may be giving up a measure of security that they may have if they were to redeem their shares in writing. The Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone, which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. The Fund or the Transfer Agent may require personal identification codes. Checks will be made payable to the registered shareholders and sent to the address of record on file with the Transfer Agent. Payments by wire will only be made to the registered holders through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

Small Accounts

          Under the Fund's present policy, it reserves the right to redeem upon not less than 30 days' notice, the shares in an account which has a value of $500 or less if the reduction in value is the result of shareholder redemptions or transfers and not as a result of a decline in the net asset value. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.


                           THE FUND'S PERFORMANCE

Total Return

          From time to time, the Fund may advertise certain information about its performance. The Fund may present its "average annual total return" over various periods of time. Such total return figures show the average annual percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures may be given for the most current one-, five- and ten-year periods (or the life of the Fund, if it has not been in existence for any such period) and may be given for other periods as well. When considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. In addition, the Fund may make available information as to its respective "yield" and "effective yield" over a thirty-day period, as calculated in accordance with the Commission's prescribed formula. The "effective yield" assumes that the income earned by an investment in the Fund is reinvested, and will therefore be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

          Furthermore, in reports or other communications to shareholders or in advertising material, the Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services which monitor the performance of mutual funds, other industry or financial publications or financial indices such as the Standard & Poor's Composite Index of 500 Stocks or a composite benchmark index. It is important to note that the total return figures are based on historical earnings and are not intended to indicate future performance.



                            SHAREHOLDER SERVICES

          The Fund offers a number of shareholder services designed to facilitate investment in its shares. Full details as to each of such services, copies of the various plans described below and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Fund or the Distributor.

          Investment Account. Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements from the Transfer Agent after each share transaction, including reinvestment of dividends and capital gains distributions, showing the activity in the account since the beginning of the year. Shareholders may make additions to their Investment Account at any time by mailing a check directly to the Transfer Agent.

          Automatic Investment Plan. An investor who opens an account and wishes to make subsequent, periodic investments in a Fund by electronic funds transfer from a bank account may establish an Automatic Investment Plan on the account. The investor specifies the frequency (monthly, quarterly or yearly) and the automatic investment amount ($50 or more).



         Automatic Clearing House Purchases. An investor may, at his or her request, make additional investments into the Fund by giving his or her bank a voided check with pre-arranged instructions to withdraw funds from his or her bank account and deposit such funds into his or her Holland Balanced Fund account.


          Automatic Reinvestment of Dividends and Capital Gains Distributions. All dividends and capital gains distributions are reinvested automatically in full and fractional shares of the Fund, without sales charge, at the net asset value per share next determined on the ex-dividend date of such distribution. A shareholder may at any time, by written notification to the Transfer Agent, elect to have subsequent dividends or both dividends and capital gains paid in cash rather than reinvested, in which event payment will be mailed on the payment date.

          IRAs. A prototype IRA is available generally for all working individuals who receive compensation (which for self-employed individuals includes earned income) for services rendered and for all individuals who receive alimony or separate maintenance payments pursuant to a divorce or separation instrument. Contributions to an IRA made available by the Fund may be invested in shares of the Fund. Shareholders should consult with a financial adviser regarding an IRA.


          Shareholders may inquire about their Fund accounts by calling the Transfer Agent at (800) 249-0763. Also, shareholders can receive the net asset value per share of the Fund by calling the toll-free number.


                          ADDITIONAL INFORMATION


Dividends and Distributions

          It is the Fund's intention to distribute all its net investment income, if any. Dividends from such net investment income are paid quarterly. All net realized long-term or short-term capital gains, if any, are distributed to the Fund's shareholders at least annually. Dividends and distributions will be reinvested automatically in shares of the Fund, without sales charge, at the net asset value per share next determined on the ex-dividend date of such distribution.. Shareholders may elect in writing to  receive  any such
dividends or distributions, or both, in cash. Dividends and distributions are taxable to shareholders as discussed below whether they are reinvested in shares of the Fund or received in cash.


Determination of Net Asset Value

          The net asset value of the shares of the Fund is determined once daily as of the time of the close of regularly scheduled trading on the New York Stock Exchange on each day on which such Exchange is open for trading. The net asset value per share is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

          Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market, including money market securities, are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Money market securities with maturities of sixty days or less are valued at amortized cost which approximates market value. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors or under the direction of the Board of Directors. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Taxes

     The following discussion is only a brief summary of some of the important tax considerations affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.



           If in any year the Fund should fail to qualify as a regulated investment company, the Fund would be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders would be taxable to such holders as ordinary income to the extent of the earnings and profits of the Fund. Such distributions qualify for the dividends-received deduction available to corporate shareholders. Distributions in excess of earnings and profits would be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long- or short-term capital gain.


          Distributions paid by the Fund from net investment income are designated by the Fund as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to Fund shareholders that are otherwise subject to tax as ordinary income. A portion of the Fund's ordinary income dividends may be eligible for the dividends-received deduction for corporations if certain requirements are met. Distributions made from the Fund's net capital gain which are designated by the Fund as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution.



          Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. The maximum tax rate on any long-term capital gain on securities held for more than 12 months is 20%. If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.


          Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

          The Fund may be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

Organization of the Fund

          The Fund is a diversified portfolio of Holland Series Fund, Inc. (the "Series Fund"), an open-end management investment company, which was incorporated under Maryland law on June 27, 1995. The Series Fund has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.01 per share. Holland Balanced Fund currently is the only organized portfolio. The Board of Directors may, in the future, authorize the issuance of additional classes of capital stock representing shares of additional investment portfolios. All shares of each fund will have equal voting rights and each shareholder is entitled to one vote for each full share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. The Series Fund is not required and does not intend to hold meetings of shareholders. The Fund has undertaken to call a meeting of shareholders upon a written request of 10% of the Fund's outstanding shares, for the purpose of voting on removal of one or more directors and the Fund will assist shareholder communications with regard to such a meeting, as provided under Section 16(c) of the 1940 Act. Shares of the Fund will, when issued, be fully paid and non-assessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund on liquidation or dissolution after satisfaction of outstanding liabilities.

Shareholder Inquiries

          Shareholder inquiries may be addressed to the Fund or the Distributor at the addresses or telephone numbers set forth on the cover page of this Prospectus.


                               APPENDIX A


                      Description of Bond Ratings*

                    Moody's Investors Service, Inc.

          Aaa: Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                   Standard & Poor's Corporation

          AAA:  Debt rated AAA has the highest
rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



                                APPENDIX B

                  Description of Commercial Paper Ratings

                    Moody's Investors Service, Inc.

          Prime 1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

          Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                        Standard & Poor's Corporation

          A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

          A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."




                      Table of Contents

                                                       Page
                HOLLAND BALANCED FUND


PROSPECTUS SUMMARY...................................  2

THE FUND'S EXPENSES..............................      3

FINANCIAL
      HIGHLIGHTS.....................................  4

INVESTMENT OBJECTIVE AND POLICIES....................  6

INVESTMENT LIMITATIONS...............................  6

RISK FACTORS.........................................  7

MANAGEMENT OF THE FUND...............................  6

PURCHASE OF SHARES...................................  7

REDEMPTION OF SHARES.................................  9

THE FUND'S PERFORMANCE............................... 12

SHAREHOLDER SERVICES................................. 13

ADDITIONAL INFORMATION............................... 13




NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN
AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE DISTRIBUTOR OR THE INVESTMENT ADVISER. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


--------
*     As described by the rating companies themselves.








                    STATEMENT OF ADDITIONAL INFORMATION


                       HOLLAND BALANCED FUND

           600 Fifth Avenue, New York, New York 10020
            Phone No. (800) 30-HOLLAND [800-304-6552]


                         ----------------

                  Holland Balanced Fund (the "Fund") is a no-load diversified portfolio of Holland Series Fund, Inc., an open-end management investment company. The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital value changes. The Fund seeks to achieve high total investment return from a combined portfolio of equity and investment grade fixed-income securities. There can be no assurance that the Fund's objective will be attained.


                          ----------------


                  This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the prospectus of the Fund, dated November 30, 1998 (the "Prospectus"), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or by writing the Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                           ----------------



                   Holland & Company L.L.C. - Investment Adviser

                   AMT Capital Securities, L.L.C. - Distributor

                                                  ----------------

  The date of this  Statement of  Additional  Information  is November 30, 1998.



Table of Contents

                                                                           Page

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES.....  3

INVESTMENT RESTRICTIONS.....................................................  4

MANAGEMENT OF THE FUND......................................................  6

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................  8

REDEMPTION OF SHARES........................................................  9

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................... 9

DETERMINATION OF NET ASSET VALUE............................................ 10

PERFORMANCE DATA............................................................ 10

SHAREHOLDER SERVICES........................................................ 11

DIVIDENDS AND DISTRIBUTIONS................................................. 12

TAXATION.................................................................... 12

ADDITIONAL INFORMATION...................................................... 16

FINANCIAL STATEMENTS............................................ ............17



 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND
                 INVESTMENT POLICIES



Repurchase Agreements

         .........The Fund may enter into repurchase
agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. Repurchase agreements may be characterized as loans which are collateralized by the underlying securities. The
Fund will enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the investment adviser, Holland &
Company, L.L.C. (the "Investment Adviser") based on guidelines established by the Fund's Board of Directors (the "Directors"), are deemed creditworthy.
The Investment
Adviser will monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation. In the event of default by the seller under the repurchase agreement, the Fund could experience losses that include: (i) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (ii) additional expenses to the Fund for enforcing those rights; (iii) possible loss of all or part of the income or proceeds of the repurchase agreement; and (iv) possible delay in the disposition of the underlying security pending court action or possible loss of rights in such securities. Repurchase agreements with maturities of more than seven days will be treated as illiquid securities by the Fund.



Firm Commitments and When-Issued Securities

         .........The Fund may purchase securities
on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.
Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Borrowing

         .........The Fund may borrow in certain
limited circumstances.  See "Investment
Limitations." Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the net asset value of the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the investment manager's strategy and the ability of the fund to comply with certain provisions of the Internal Revenue Code of 1986, as amended (the
"Code") in order to provide "pass-though" tax treatment to shareholders. Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund's shares by increasing the Fund's interest expense.

Warrants

         .........The Fund may invest in warrants,
which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Foreign Securities

         .........In  addition  to risks  identified  in the  Prospectus,  other investment risks associated with foreign securities include the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian's bankruptcy. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Finally, in the event of a default in any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations.

Sovereign Debt

         .........Investment in certain debt
obligations issued or guaranteed by a government, its agencies or instrumentalities ("Sovereign
Debt") involves a high degree of risk. The governmental entity that controls the repayment of Sovereign Debt may not be willing or able to repay the principal and/or interest when due in accordance with the terms of such debt. Holders of Sovereign Debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. A foreign sovereign itself would not be subject to traditional bankruptcy proceedings by which Sovereign Debt on which it has defaulted may be collected in whole or in part, and certain sovereign entities may not be subject to such proceedings. Further, the Fund may have difficulty disposing of certain Sovereign Debt obligations, as there may be a thin trading market for such securities.



                             INVESTMENT RESTRICTIONS

         .........In addition to the investment
restrictions set forth in the Prospectus, the Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities. The Fund may not:

1.                         Make investments for the
         purpose of exercising control or
         management.

2. Purchase securities of other investment companies except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act") or in connection with a merger, consolidation, acquisition or reorganization.

3. Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

4.       Purchase or sell commodities or commodity contracts.

5. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in selling portfolio securities.

6.                         Make loans, except that
         (a) the Fund may purchase and hold debt
         securities in accordance with its
         investment objective(s) and policies, (b) the Fund may enter into repurchase agreements with respect to portfolio securities, subject to applicable limitations of its investment policies, and (c) delays in the settlement of securities transactions will not be considered loans.

7. Purchase any securities on margin, except that the Fund may (i) purchase delayed delivery or when issued securities, and (ii) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

8. Sell securities short.

9. Purchase securities of issuers which it is restricted from selling to the public without registration under the Securities Act if by reason thereof the value of its aggregate investment in such securities will exceed 10% of its total assets.

10. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

11. Purchase or sell interests in oil, gas or other mineral exploration or development programs provided, however, that this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities.

12.                        Purchase or retain any
         securities of an issuer if one or more
         persons affiliated with the Fund owns
         beneficially more than 1/2 of 1% of the
         outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities.

13.                        Invest more than 5% of
         its total assets in securities of
         unseasoned issuers (other than securities issued or guaranteed by U.S. federal or state or foreign governments or agencies, instrumentalities or political subdivisions thereof) which, including their predecessors, have been in operation for less than three years.

14.                        Invest in warrants (other
         than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants that are not listed on the American Stock Exchange or the New York Stock Exchange.

                  Investment restrictions (1) through (6) described above and the restrictions discussed under "Investment Limitations" in the Prospectus are fundamental policies of the Fund and may be changed only with the affirmative vote of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.
Restrictions (7) through (14) are non-fundamental policies of the Fund and may be changed by a majority of the Board of Directors of the Fund. Whenever an investment policy or limitation states a maximum percentage of the Fund's assets in any security or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Fund's investment policies and limitations.


                                               MANAGEMENT OF THE FUND



Directors and Officers

                  The Directors and executive officers of the Fund and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is 375 Park Ave., New York, New York 10152.


Name and Address                         Position with the Company             Principal Occupation
                                                                               During Past Five Years
Michael F. Holland*/                     Director and President                Holland & Company L.L.C., Chairman,
Age:  54                                                                       6/95 - present; The Blackstone
                                                                               Group, general partner, 1/94 -
                                                                               5/95; Oppenheimer & Company Inc.,
                                                                               Vice Chairman, 3/92 - 1/94; Salomon
                                                                               Brothers Asset Management Inc.,
                                                                               Chairman and Chief Executive
                                                                               Officer, 5/89 - 3/92; Salomon
                                                                               Brothers Inc., Managing Director
                                                                               5/89 - 3/92.

Sheldon S. Gordon                        Director, Chairman                    Union Bancaire Privee
Age:  62                                                                       International, Inc., Chairman 9/96
                                                                               - Present; Blackstone Alternative
Union Bancaire Priveee International                                           Asset Management L.P., Chairman
1330 6th Avenue                                                                1/93 - 9/96; The Blackstone Group,
New York, NY 10019                                                             general partner 4/91 - 5/95;
                                                                               Blackstone Europe, Chairman, 4/91 -
                                                                               6/93; Stamford Capital Group, Inc.,
                                                                               Chairman and Chief Executive
                                                                               Officer, 1/85 - 8/90.
*/  interested person as defined in the 1940 Act.

Herbert S. Winokur, Jr.                  Director                              Capricorn Investors, L.P., Managing
Age:  54                                                                       General Partner, 9/87 - present.

Capricorn Management
72 Cummings Point Road
Stamford, CT  06902

*/ interested person as defined in the 1940 Act.

Desmond G. FitzGerald                    Director                              North American Properties Group,
Age:  54                                                                       Chairman, 1/87 - present; North
                                                                               American Housing Corp., Chairman,
North American Properties Group                                                12/86 - 8/93.
2015 West Main Street
Stamford, CT  06902

Jeff Tarr                                Director                              Junction Advisors, Chairman, 1/81 -
Age:  53                                                                       present.

Junction Advisers, Inc.
9 West 57th Street, Suite 4650
New York, NY  10019


William E. Vastardis                     Secretary and Treasurer               Investors  Capital  Services,   Inc.
Age:  43                                                                       (formerly   AMT  Capital   Services,
Investors Capital Services, Inc.                                               Inc.),  Managing  Director  Head  of
600 Fifth Avenue, 26th Floor                                                   Fund     Administration    3/92    -
New York, NY  10020                                                            present;  Vanguard Group Inc.,  Vice
                                                                               President, 1/87 - 4/92.

Carla E. Dearing                         Assistant Treasurer                   Investors  Capital  Services,   Inc.
Age:  36                                                                       (formerly   AMT  Capital   Services,
Investors Capital Services, Inc.                                               Inc.),  President,  1/92 -  present;
600 Fifth Avenue, 26th Floor                                                   Morgan    Stanley   &   Co.,    Vice
New York, NY  10020                                                            President, 11/88 - 1/92.






         Pursuant to the terms of the Fund's investment advisory agreement and administration agreement, the Investment Adviser or Investors Capital Services, Inc. (the "Administrator") pays all compensation of officers and employees of the Fund and the Investment Adviser pays the fees of all Directors of the Fund who are affiliated persons of the Investment Adviser. The Fund pays each unaffiliated Director an annual fee, paid quarterly, of $3,000 plus $500 per meeting attended and pays all Directors' actual out-of-pocket expenses relating to attendance at meetings. The Fund does not provide any pension or retirement benefits to its Directors.






        Director's Compensation Table for the Year Ended September 30, 1998
Director                 Aggregate              Pension or             Total Compensation
                         Compensation from      Retirement Benefits    From Registrant and
                         Registrant             Accrued as Part of     Fund Complex Paid to
                                                Fund Expenses          Directors
Michael F. Holland              $0                     $0                      $0
Sheldon S. Gordon           $6,250                     $0                  $6,250
Herbert S. Winokur, Jr.     $6,250                     $0                  $6,250
Desmond FitzGerald          $6,250                     $0                  $6,250
Jeff C. Tarr                $5,750                     $0                  $5,750

--------
*/       interested person as defined in the 1940 Act.




         Pursuant to the terms of the Fund's investment advisory agreement and administration agreement, the Investment Adviser or Investors Capital Services, Inc. (the "Administrator") pays all compensation of officers and employees of the Fund and the Investment Adviser pays the fees of all Directors of the Fund who are affiliated persons of the Investment Adviser. The Fund pays each unaffiliated Director an annual fee, paid quarterly, of $3,000 plus $500 per meeting attended and pays all Directors' actual out-of-pocket expenses relating to attendance at meetings. The Fund does not provide any pension or retirement benefits to its Directors.


       Director's Compensation Table for the Year Ended September 30, 1998
Director                 Aggregate              Pension or             Total Compensation
                         Compensation from      Retirement Benefits    From Registrant and
                         Registrant             Accrued as Part of     Fund Complex Paid to
                                                Fund Expenses          Directors
Michael F. Holland             $0                     $0                      $0
Sheldon S. Gordon          $6,250                     $0                  $6,250
Herbert S. Winokur, Jr.    $6,250                     $0                  $6,250
Desmond FitzGerald         $6,250                     $0                  $6,250
Jeff C. Tarr               $5,750                     $0                  $5,750





Management and Advisory Arrangements

                  Reference is made to "Management of the Fund Advisory Arrangements" in the Prospectus for certain information concerning the management and advisory arrangements of the Fund.

                  The investment advisory agreement dated September 28, 1995 with the Investment Adviser (the "Investment Advisory Agreement") provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser provides the portfolio manager for the Fund, who considers analyses from various sources, makes the necessary investment decisions and places transactions accordingly. As compensation for its services to the Fund, the Investment Adviser receives monthly compensation at the annual rate of 0.75% of the average daily net assets of the Fund. For the year ended September 30, 1998, the Investment Adviser received net fees of $122,972 after voluntary fee waivers of $92,289. For the year ended September 30, 1997, the Investment Adviser voluntarily waived all fees payable to it by the Fund, totaling $118,211, and reimbursed $46,628, of expenses  of the  Fund.  For the  period  from  October  2,  1995
(commencement of operations) to September 30, 1996, the Investment Adviser waived all fees payable to it by the Fund, totaling $38,075 and reimbursed $131,302 of expenses of the Fund.


                  Investment decisions for the Fund are made independently from those of other accounts managed by the Investment Adviser. Securities held by the Fund also may be held by, or be appropriate investments for, other investment advisory clients of the Investment Adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Fund or other advisory clients of the Investment Adviser arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or the size of the position obtained or sold.




                  The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and all the office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement. The Fund pays all other expenses incurred in the operation of the Fund including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, prospectuses and statements of additional information, charges of the custodian and the transfer agent, expenses of redemption of shares, Securities and Exchange Commission (the "Commission") fees, expenses of registering the shares under federal and state securities laws, fees and expenses of unaffiliated Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund.





                  Unless earlier terminated as described below, the Investment Advisory Agreement will remain in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the 1940 Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund. The continuation of the Investment Advisory Agreement was most recently approved by the Board of Directors on September 17, 1998, and by the sole shareholder, Michael F. Holland, on June 28, 1995.


                  The Investment Adviser is controlled by Michael Holland, its managing member and owner of a 99% interest in the limited liability company.




Administrator

                  Investors Capital Services, Inc. (the "Administrator") acts as the Fund's administrator pursuant to an administration agreement (the "Administration Agreement"). Pursuant to the Administration Agreement, dated
September 28, 1995, the Administrator is responsible for providing administrative services to the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities including certain accounting, auditing, clerical, bookkeeping, custodial, transfer agency, dividend disbursing, compliance and related services, Blue Sky compliance, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Commission. The Fund pays the Administrator a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets and the Administrator is entitled to reimbursement from  the  Fund for its
out-of-pocket expenses incurred under the Administration Agreement. The Administrator will be paid a minimum annual fee of $50,000 for services provided to the Fund.

     CONTROL PERSONS and PRINCIPAL HOLDERS OF SECURITIES

As of October 30, 1998, there were no persons holding 5 percent or more of the outstanding shares of the Holland Balanced Fund.




             REDEMPTION OF SHARES

                  Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption and repurchase of Fund shares.

                  The right to redeem shares or to receive payment with respect to any such redemption may only be suspended for any period during which trading on the New York Stock Exchange is restricted as determined by the Commission or such
Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Commission as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.



                  Shares are redeemable at the option of the Fund at net asset value if, in the opinion of the Fund, ownership of the shares has or may become concentrated to an extent which would cause the Fund to be deemed a personal holding company within the meaning of the Code.


                  PORTFOLIO TRANSACTIONS AND BROKERAGE



                  Subject to policy established by the Board of Directors, the Investment Adviser is primarily responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. The Fund anticipates that its annual portfolio turnover rate generally will not exceed 100%. The actual portfolio turnover for the years ended September 30, 1998, 1997 and 1996 were 16.49%, 5.07% and 5.04%, respectively.




                  Fixed-income securities, certain short-term securities and certain equities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price, which may include dealer spreads and underwriting commissions. Equity securities may also be purchased or sold through brokers who will be paid on commission. For the years ended September 30, 1998, 1997 and 1996, the Fund paid brokerage commissions  of
$9,911, $6,846 and $3,976, respectively. In selecting brokers and dealers, it is the policy of the Fund to obtain the best results taking into account factors such as the general execution and operational facilities of the brokers or dealer, the type and size of transaction involved, the creditworthiness and stability of the broker or dealer, execution and settlement capabilities, time required to negotiate and execute the trade, research services and the Investment Adviser's arrangements related thereto (as described below), overall performance, the dealer's risk in positioning the securities involved and the broker's commissions and dealer's spread or mark-up. While the Investment Adviser generally seeks the best price in placing its orders, the Fund may not necessarily be paying the lowest price available.




                  Notwithstanding the above, in compliance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Investment Adviser may select brokers who charge a commission in excess of that charged by other brokers if the Investment Adviser determines in good faith that the commission to be charged is reasonable in relation to the brokerage and research services provided to the Investment Adviser by such brokers. Research services generally consist of research and statistical reports or oral advice from brokers regarding particular companies, industries or general economic conditions. The Investment Adviser may also, in compliance with applicable law, enter into arrangements with brokers pursuant to which such brokers provide research in exchange for a certain volume of brokerage transactions to be executed through such broker. While the payment of higher commissions increases the Fund's costs, the Investment Adviser does not believe that the receipt of such brokerage and research services significantly reduces its expenses as the Fund's investment manager. The Investment Adviser's arrangements for the receipt of research services from brokers may create conflicts of interest.

                  Research services furnished to the Investment Adviser by brokers who effect securities transactions for a Fund may be used by the Investment Adviser in servicing other investment companies and accounts which it manages. Similarly, research services furnished to the Investment Adviser by brokers who effect securities transactions for other investment companies and accounts which the Investment Adviser manages may be used by the Investment Adviser in servicing the Fund. Not all of these research services are used by the Investment Adviser in managing any particular account, including the Fund.


                                          DETERMINATION OF NET ASSET VALUE

                  The net asset value of the shares of the Fund is determined once daily Monday through Friday as of the time of the close of regularly scheduled trading on the New York Stock Exchange on each day during which such Exchange is open for trading. The New York Stock Exchange is not open on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Martin Luther King Day, Thanksgiving Day and Christmas Day. The net asset value per share is computed by dividing the sum of the value of the securities held by Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

                  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.



                                PERFORMANCE DATA

                  The Fund's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Commission. The formula can be expressed as follows:

                                                     P(1+T)n=ERV

                  Where:

                  P        =        a hypothetical initial payment of $1000

                  T        =        average annual total return

                  n        =        number of years

                  ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods, assuming reinvestment of all dividends and distributions.


                  The total return as defined above for the Fund for the 12 month period ended September 30, 1998 and 1997 was 2.43% and 22.71%, respectively. The total return from the Fund's commencement of investment operations (October 2, 1995) through September 30, 1997 was 19.16% on an annualized basis.

                  In addition to total return, the Fund may quote performance in terms of a 30-day yield. The yield figures provided will be calculated according to a formula prescribed by the Commission and can be expressed as follows:

                            (a-b)
                  Yield =         2[(cd     +1) 6 - 1 ]


Where:            a =    dividends and interest earned during the period.

                  b =    expenses accrued for the period(net of reimbursements).

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                  d = the maximum offering price per share on the last day of the period.


                  The yield as defined above for the Fund for the 30-day period ended September 30, 1998 was 1.66%.


                  For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market value of the debt obligations.

                  Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations during the 30-day or one month period. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

                  The Fund's performance will vary from time to time depending on market conditions, the composition of its portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the performance of the Fund for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in shares of the Fund with certain bank deposits or other investments that may pay a fixed return for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the nature, quality and maturity of the respective investment companies' portfolio securities and market conditions. An investor's principal is not guaranteed by the Fund.

                        SHAREHOLDER SERVICES


                  The Fund offers a number of shareholder services described below which are designed to facilitate investment in its shares. Full details as to each of such services and copies of the various plans described below can be obtained from the Fund or AMT Capital Securities, L.L.C. (the "Distributor").


Investment Account

                  Each shareholder whose account is maintained at Unified Advisers, Inc. (the "Transfer Agent"), P.O. Box 6110, Indianapolis, IN 46206-6110, has an Investment Account and will receive statements from the Transfer Agent after each share transaction, including reinvestment of dividends and capital gains distributions, showing the activity in the account since the beginning of the year. Shareholders may make additions to their Investment Account at any time by mailing a check directly to the Transfer Agent. Share certificates will not be issued by the Transfer Agent.

Automatic Investment Plan

                  A shareholder may elect to establish an Automatic Investment Plan pursuant to which funds will automatically be transferred from a bank account to be invested in the Fund. The bank at which the bank account is maintained must be a member of the Automated Clearing House. Automatic investments can be no more frequent than monthly and must be a minimum of $50. The Fund will debit the specified amount from the account and the proceeds will be invested at the Fund's offering price determined on the date of the debit.

Automatic Clearing House Purchases

                  An investor may, at his or her request, make additional investments into the Fund by giving his or her bank a voided check with pre-arranged instructions to withdraw funds from his or her bank account and deposit such funds into his or her Holland Balanced Fund account.

Automatic Reinvestment of Dividends and Capital
Gains Distributions

                  Unless specific instructions are given as to the method of payment of dividends and capital gains distributions, dividends and distributions will be reinvested automatically in additional shares of the Fund. Such reinvestment will be at the net asset value of shares of the Fund, without sales charge, as of the close of business on the ex-dividend date of the dividend or distribution. Shareholders may elect in writing to receive either their dividends or capital gains distributions, or both, in cash, in which event payment will be mailed on the payment date.

                  Shareholders may, at any time, notify the Transfer Agent in writing that they no longer wish to have their dividends and/or capital gains distributions reinvested in shares of the Fund or vice versa and, commencing ten days after receipt by the Transfer Agent of such notice, those instructions will be effected.

Individual Retirement Accounts (IRA)

                  A prototype IRA is available, which has been approved as to form by the Internal Revenue Service ("IRS"). Contributions to an IRA made available by the Fund may be invested in shares of the Fund.




                  Investors Bank & Trust Company (The "Custodian") has agreed to serve as custodian of the IRA and furnish the services provided for in the Custodial Agreement. The Custodian will charge each IRA an application fee as well as certain additional fees for its services under the Custodial Agreement. In accordance with IRS regulations, an individual may revoke an IRA within seven calendar days after it is established.



                  Contributions in excess of the allowable limits, premature distributions to an individual who is not disabled before age 59-1/2 or insufficient distributions after age 70-1/2 will generally result in substantial adverse tax consequences.

                  For information required for adopting an IRA, including information on fees, obtain the form of Custodial Agreement and related materials, including disclosure materials, available from the Fund. Consultation with a financial adviser regarding an IRA is recommended.



                      DIVIDENDS AND DISTRIBUTIONS

                  The Fund intends to distribute all its net investment income, if any. Dividends from such net investment income will be paid quarterly. All net realized long-term or short-term capital gains, if any, will be distributed to the Fund's shareholders at least annually. See "Shareholder Services-Automatic Reinvestment of Dividends and Capital Gains Distributions" for information concerning the manner in which dividends and distribution may be reinvested automatically in shares of the Fund.





                            TAXATION

                  The following is a general summary of certain federal income tax considerations affecting the Fund and its shareholders and, except as otherwise indicated, reflects provisions of the Code as of the date of this Prospectus. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors regarding an investment in the Fund.



The Fund

                  The Fund has qualified and intends to continue to qualify as a "regulated investment company" for federal income tax purposes under Subchapter M of the Code . In order to so qualify, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of stock or securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (including, but not limited to, gains from options, futures or forward contracts); and (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Fund's assets nor more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any issuer (other than U.S. Government securities or the securities of other regulated investment companies) or of any two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses.

                  If the Fund qualifies as a regulated investment company and distributes to its shareholders at least 90% of its net investment income (i.e., its investment company taxable income as that term is defined in the Code without regard to the deductions for dividends paid), then the Fund will not be subject to federal income tax on its net investment income and net capital gains (i.e., the excess of the Fund's net long-term capital gain over its short-term capital loss) if any, that it distributes to its shareholders in each taxable year. However, the Fund would be subject to corporate income tax (currently at a rate of 35%) on any undistributed net investment income, and net capital gain. If the Fund retains amounts attributable to its net capital gain, the Fund expects to designate such retained amounts as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for United States federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (ii) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amounts against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.

                  In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the aggregate income it distributes in any calendar year is less than the sum of: (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the excess of capital gains over capital losses (both long- and short-term) for the one-year period ending on October 31 of each year; and (c) 100% of the undistributed ordinary income and gains from prior years. For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end.

                  The Fund intends to distribute sufficient income so as to avoid both corporate federal income tax and the excise tax.



If in any year the Fund should fail to qualify as a regulated investment company, the Fund would be subject to federal income taxe in the same manner as an ordinary corporation and distributions to shareholders would be taxable to such holders as ordinary income to the extent of the earnings and profits of the Fund. Such distributions qualify for the dividends-received deduction abailable to corporate shareholders. Distributions in excess of earnings and profits would be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long-or-short-term capital gain.


                  The Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds or zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its basis immediately after it was acquired) if the Fund elects as it intends to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any of the foregoing income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to dispose of other securities to be able to make distributions to its investors.

                  The Fund's taxable income will in most cases be determined on the basis of reports made to the Fund by the issuers of the securities in which the Fund invests. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities or of the Fund could result in adjustments to the income of the Fund. An upward adjustment by the IRS to the income of the Fund may result in the failure of the Fund to satisfy the 90% distribution requirement described herein necessary for the Fund to maintain its status as a regulated investment company under the Code. In such event, the Fund may be able to make a "deficiency dividend" distribution to its shareholders with respect to the year under examination to satisfy this requirement. Such distribution will be taxable as a dividend to the shareholders receiving the distribution (whether or not the Fund has sufficient current or accumulated earnings and profits for the year in which such distribution is made). A downward adjustment by the IRS to the income of the Fund may cause a portion of the previously made distribution with respect to the year under examination not to be treated as a dividend. In such event, the portion of distributions to each shareholder not treated as a dividend would be recharacterized as a return of capital and reduce the shareholder's basis in the shares held at the time of the previously made distributions. Accordingly, this reduction in basis could cause a shareholder to recognize additional gain upon the sale of such shareholder's shares.

                  Income received by the Fund from sources outside the United States may be subject to withholding and other taxes imposed by countries other than the United States. Because the Fund's investments in foreign securities will be limited, the Fund will not be eligible to elect to "pass-through" to its shareholders any tax benefits associated with any foreign income taxes paid by the Fund.


                  Certain of a Fund's investments in structured products may, for federal income tax purposes, constitute investments in shares of foreign corporations. If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of the shares even if the income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on either a Fund or its shareholders with respect to deferred taxes arising from the distributions or gains. If a Fund were to invest in a PFIC and (if the Fund received the necessary information available from the PFIC, which may be difficult to obtain) elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the PFIC, even if not distributed to the Fund, and the amounts would be subject to the 90% and excise
tax  distribution   requirements  described  above.






                  Alternatively, the Fund may elect to be governed by Section 1296 of the Code. If the election is made, the Fund includes in income each year an amount equal to the excess, if any, of the fair value of the PFIC stock as of the close of taxable year over the Fund's adjusted basis in such stock. The Fund is allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year. However, such deductions are allowable only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years. The tax basis of PFIC stock is adjusted by the income and deductions recognized. Mark-to-market gains and the allowable deductions will get ordinary gain/loss treatment. Additionally, the holding period of PFIC stock will be deemed to begin on the first day of the following tax year after making the election. For purposes of RIC qualification, mark-to-market gain is treated as a dividend. Any income or loss recognized under Section 1296 is treated as U.S. source. Because of the expansive defination of a PFIC, it is possible that a Fund may invest a portion of its assets in PFICs. It is not anticipated, however, that the portion of such Fund's assets invested in PFICs will be material.



                  Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Fund's net investment income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Because section 988 losses reduce the amount of ordinary dividends a Fund will be allowed to distribute for a taxable year, such section 988 losses may result in all or a portion of prior dividends distributions for such year being recharacterized as a non-taxable return of capital to shareholders, rather than as ordinary dividend, reducing each shareholder's basis in his Fund shares. To the extent that such distributions exceed such shareholder's basis, each distribution will be treated as a gain from the sale of shares.

Shareholders

                  Distributions. Distributions to shareholders of ordinary income dividends will be taxable as ordinary income whether paid in cash or reinvested in additional shares. It is anticipated that a portion of such dividends will qualify for the dividends received deduction generally available for corporate shareholders under the Code. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such distribution. Consequently, if the number of Shares distributed reflects a market premium, the amount distributed to shareholders would exceed the amount of the cash distributed to nonparticipating shareholders.




                  Distributions to shareholders of net capital gain that are designated by the fund as "capital gains dividends", will be taxable as long-term capital gains, whether paid in cash or additional shares, regardless of how long the shares have been held by such shareholders. These distributions will not be eligible for the dividends-received deduction. The maximum federal income tax rate currently imposed on individuals with respect to long-term capital gain is 20%, whereas the maximum federal income tax rate currently imposed on individuals with respect to ordinary income (and short-term capital gains, which are taxed at the same rates as ordinary income) is 39.6%. With respect to corporate taxpayers, generally long-term capital gain is taxed at the same federal income tax rate as ordinary income and short-term capital gain.


                  Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

                  Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made (even if paid or reinvested in additional shares). Any dividend declared by the Fund in October, November or December of any calendar year, however, which is payable to shareholders of record on a specified date in such a month and which is not paid on or before December 31 of such year will be treated as received by the shareholders as of December 31 of such year, provided that the dividend is paid during January of the following year. Any distribution in excess of the Fund's net investment income and net capital gain would first reduce a shareholder's basis in his shares and, after the shareholder's basis is reduced to zero, would constitute capital gains to a shareholder who holds his shares as capital assets.

                  A  notice   detailing   the  tax  status  of   dividends   and
distributions paid by the Fund will be mailed annually to the shareholders of the Fund.

                  Dispositions and Redemptions. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. If disallowed, the loss will be reflected by an upward adjustment to the basis of the shares acquired.


                                            -----------------------------

                  Investors should consult their own tax advisors regarding specific questions as to the federal, state, local and foreign tax consequence of ownership of shares in the Fund.


                                               ADDITIONAL INFORMATION

Description of Shares

                  Holland Series Fund, Inc. was incorporated under Maryland Law on June 27, 1995. The Fund currently is the only organized portfolio of Holland Series Fund, Inc. Holland Series Fund, Inc. has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.01 per share. All shares are of the same class. Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. Voting rights for Directors are not cumulative. Shares of the Fund issued are fully paid and non-assessable and have no preemptive or conversion rights. Redemption rights are discussed elsewhere herein and in the Prospectus. Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities. Stock certificates will not be issued by the Transfer Agent.

Appropriate Investors

                  Investors should carefully consider the Prospectus and Statement of Additional Information when determining whether the Fund is an appropriate investment given their particular investment needs and preferences. An investment in the Fund may provide diversification to an investor whose assets are primarily invested in stocks or bonds alone. The Fund may be an appropriate choice for conservative investors seeking to build wealth over time. The Fund may also be an appropriate choice for: (i) those who want to leave the all-important asset allocation decision to a professional manager; (ii) investors who want to capture some of the stock market's growth potential but with less risk than an all-equity portfolio; (iii) investors building capital for education or retirement who are looking for a core investment vehicle; and
(iv) anyone who appreciates Michael Holland's approach to portfolio management.

Independent Accountants



             PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 has been selected as the independent accountants of the Fund. The selection of independent accountants is subject to ratification by the Fund's shareholders at any annual meeting of shareholders held by the Fund. The independent accountants are responsible for auditing the financial statements of the Fund.





Custodian and Fund Accounting Agent

                  Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts 02205 acts as custodian and fund accounting agent of the Fund's assets. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the delivery of securities and collecting interest and dividends on the Fund's investments. The fund accounting agent is responsible for maintaining the books and records and calculating the daily net asset value of the Fund.






Transfer Agent

                  Unified Advisers, Inc., P.O. Box 6110, Indianapolis, IN 46206-6110 acts as the Fund's transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.



Legal Counsel

                  Simpson Thacher & Bartlett, New York, New York, is counsel for the Fund.

Reports to Shareholders

                  The fiscal year of the Fund ends on September 30 of each year. The Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent accountants, is sent to shareholders each year. At the end of each calendar year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.




Additional Information

                  The prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits thereto, which the Fund has filed with the Commission, Washington, D.C., under the Securities Act and the 1940 Act, to which reference is hereby made.Information about the Fund can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are also available on the Commission's internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.



                FINANCIAL STATEMENTS


                  The Fund's annual Financial Statements for the year ended September 30, 1998 are hereby incorporated by reference in this Statement of Additional Information from the Fund's Annual Report filed with the Securities and Exchange Commission on November 10, 1998. The Fund's annual report and semi-annual report can be obtained without charge by calling the Fund at
(800) 30-HOLLAND [800-304-6552].


--------
*/       interested person as defined in the 1940 Act.





 PART C.  OTHER INFORMATION

                  24.      Financial Statements and Exhibits.

                  (a)        Financial Statements included in
Part A:

                            Holland Balanced Fund
                      Financial Highlights for the year
                      ended September 30, 1998, for the year
                      ended September 30, 1997, and period
                      from October 2, 1995 (commencement of
                      investment operations) to September
                      30, 1996 are presented under the
                      heading "Financial Highlights" in the
                      Prospectus.

                  (b)       Financial Statements included in
Part B:

                           Holland Balanced Fund
                           Statement of Net Assets dated
September 30, 1998
                           Statement of Operations for the
                           year ended September 30, 1998
                           Statement of Changes in Net Assets
                           for the year ended September 30,
                           1998, and for the year ended
                           September 30, 1997
                           Statement of Financial Highlights
                           for the year ended September 30,
                           1998, for the year ended September
                           30, 1997, and for the period from
                           October 2, 1995 (commencement of
                           investment operations) to
                           September 30, 1996
                           Independent Accountants' Report
                           dated October 27, 1998


                  (c)        Exhibits:

                  Exhibit
                  Number                    Description

                  1(a)        --       Registrant's Articles
                                       of Incorporation
                                       filed as Exhibit 1(a)
                                       to Registrant's
                                       Registration
                                       Statement on Form
                                       N-1A and is
                                       incorporated by
                                       reference herein.

                  2           --       By-Laws, filed as
                                       Exhibit 2 to
                                       Registrant's
                                       Registration
                                       Statement on Form
                                       N-1A and is
                                       incorporated by
                                       reference herein.

                  3           --       None.

                  4(a)        --       None.

                  5(a)        --       Advisory Agreement
                                       between Registrant
                                       and Holland & Company
                                       L.L.C., dated
                                       September 28, 1995,
                                       filed as Exhibit 5(a)
                                       to Pre-Effective
                                       Amendment No. 1 to
                                       Registrant's
                                       Registration
                                       Statement on Form
                                       N-1A and is
                                       incorporated by
                                       reference herein.

                  6(a)        --       Distribution
                                       Agreement between
                                       Registrant and AMT
                                       Capital Services,
                                       Inc., dated September
                                       28, 1995, filed as
                                       Exhibit 6(a) to
                                       Pre-Effective
                                       Amendment No. 1 to
                                       Registrant's
                                       Registration
                                       Statement on Form
                                       N-1A and is
                                       incorporated by
                                       reference herein.

                  6(b)        --       Distribution
                                       Agreement between
                                       Registrant and AMT
                                       Capital Securities,
                                       .L.C., dated
                                       September 28, 1998
                                       (filed herewith).

                  7           --       None.

                  8           --       Custodian Agreement
                                       between Registrant
                                       and Investors Bank &
                                       Trust Company, dated
                                       September 28, 1995,
                                       filed as Exhibit 8 to
                                       Pre-Effective
                                       Amendment No. 1 to
                                       Registrant's
                                       Registration
                                       Statement on Form
                                       N-1A and is
                                       incorporated by
                                       reference herein.

                  9(a)        --       Administration
                                       Agreement between
                                       Registrant and AMT
                                       Capital Services,
                                       Inc., dated September
                                       28, 1995, filed as
                                       Exhibit 9(a) to
                                       Pre-Effective
                                       Amendment No. 1 to
                                       Registrant's
                                       Registration
                                       Statement on Form
                                       N-1A and is
                                       incorporated by
                                       reference herein.

                  9(b)        --       Transfer Agency and
                                       Service Agreement
                                       between Registrant
                                       and Investors Bank &
                                       Trust Company, dated
                                       September 28, 1995,
                                       filed as Exhibit 9(b)
                                       to Pre-Effective
                                       Amendment No. 1 to
                                       Registrant's
                                       Registration
                                       Statement on Form
                                       N-1A and is
                                       incorporated by
                                       reference herein.

                  9(c)        --       Transfer Agent
                                       Agreement between
                                       Registrant and
                                       Unified Advisers,
                                       Inc., dated February
                                       9, 1996 filed as
                                       Exhibit 9(c) to
                                       Post-Effective
                                       Amendment No. 1 to
                                       Registrant's
                                       registration
                                       statement on Form
                                       N-1A and is
                                       incorporated by
                                       reference herein.


                  9(d)        --       Administration
                                       Agreement between
                                       Registrant and
                                       Investors Capital
                                       Services, Inc., dated
                                       September 28, 1998
                                       (filed herewith).

                  10          --       Opinion and Consent
                                       of Piper & Marbury,
                                       filed as Exhibit 10
                                       to Pre-Effective
                                       Amendment No. 1 to
                                       Registrant's
                                       Registration
                                       Statement on Form
                                       N-1A and is
                                       incorporated by
                                       reference herein.

                  11(a)       --       Consent of
                                       PricewaterhouseCoopers
                                       LLP (filed herewith).

                  11(b)       --       None.

                  12(a)                     --
                                       Selected Per-Share
                                       Data and Ratios for
                                       the year ended
                                       September 30, 1998,
                                       for the year ended
                                       September 30, 1997,
                                       and the period from
                                       October 2, 1995
                                       (commencement of
                                       investment operations)
                                       to September 30, 1996,
                                       incorporated herein by
                                       reference from the
                                       Registrant's Annual
                                       Report dated October
                                       27, 1998 and filed
                                       November 10, 1998.

                  12(b)                     --
                                       Statement of Net
                                       Assets dated September
                                       30, 1998, and
                                       Statement of
                                       Operations for the
                                       year ended September
                                       30, 1998, incorporated
                                       herein by reference
                                       from the Registrant's
                                       Annual Report dated
                                       October 27, 1998 and
                                       filed November 10,
                                       1998.

                  12(c)                     --
                                       Statement of Changes
                                       in Net Assets for the
                                       year ended September
                                       30, 1998, and for the
                                       year ended September
                                       30, 1997, incorporated
                                       herein by reference
                                       from the Registrant's
                                       Annual Report dated
                                       October 27, 1998 and
                                       filed November 10,
                                       1998.


                  12(d)                    --
                                       Statement of Financial
                                       Highlights for the
                                       year ended September
                                       30, 1998, for the year
                                       ended September 30,
                                       1997, and the period
                                       from October 2, 1995
                                       (commencement of
                                       investment operations)
                                       to September 30, 1996,
                                       incorporated herein by
                                       reference from the
                                       Registrant's Annual
                                       Report dated October
                                       27, 1998 and filed
                                       November 10, 1998.

                  12(e)                    --
                                       Independent
                                       Accountants' Report
                                       dated October 27,
                                       1998, incorporated
                                       herein by reference
                                       from the Registrant's
                                       Annual Report dated
                                       October 27, 1998 and
                                       filed November 10,
                                       1998.

                  13(a)       --       Share Purchase
                                       Agreement between
                                       Registrant and
                                       Holland & Company
                                       L.L.C. dated
                                       September 19, 1995,
                                       filed as Exhibit
                                       13(a) to
                                       Pre-Effective
                                       Amendment No. 1 to
                                       Registrant's
                                       Registration
                                       Statement on Form
                                       N-1A and is
                                       incorporated by
                                       reference herein.

                  14          --       None.

                  15          --       None.

                  16          --       Performance
                                       information schedule
                                       (filed herewith).

                  17          --       Financial Data
                                       Schedule (filed
                                       herewith)


                                 25.    Persons Controlled
                  by or under
                                   Common Control with
Registrant

          As of October 31, 1998, no shareholder is deemed a control person: as such term is defined in the Investment
Company Act of 1940, as amended (the "1940 Act").


     26.  Number of Holders of Securities

   Title of Class                                 Number of Record
                                                  Holders at December 31, 1997
    Shares of Holland Balanced Fund
                                                         1730


     27.  Indemnification.

                  Reference is made to Article VII of
Registrant's Articles of Incorporation (Exhibit 1(a) filed previously), Article VI of Registrant's By-laws, as amended
(Exhibit 2 filed previously), Paragraph 5 of the Distribution Agreement between Registrant and AMT Capital
Securities, L.L.C. (filed herewith), Article 13 of the
Custodian Agreement between Registrant and Investors Bank &
Trust Company (Exhibit 8 filed previously), Paragraph 6 of the Administration Agreement between Registrant and Investors Capital Services, Inc. (filed herewith), and
Article 14 of the Transfer Agency Agreement between
Registrant and Investors Bank and Trust Company (Exhibit
9(b) filed previously), and Section 8 of the Transfer Agent
Agreement between Registrant and Unified Advisers, Inc.
(Exhibit 9(c) filed previously).

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


                  28.  Business and Other Connections of
                  Investment Adviser.

         Holland & Company L.L.C. (the "Investment Adviser") is a limited liability company organized under the laws of New York State and it is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"). The Investment Adviser has not, in the past two fiscal years, served as an investment adviser to any registered investment company other than the Registrant.

         The list required by this Item 28 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-49394).


                  29.  Principal Underwriter.

           (a) In addition to the Registrant, AMT Capital
Securities, L.L.C. currently acts as distributor to FFTW
Fund, Inc., Harding Loevner Funds, Inc., SAMCO Fund, Inc.
and TIFF Investment Program, Inc.  AMT Capital Securities,
L.L.C. is registered with the Securities and Exchange
Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc.

         (b) For each director or officer of AMT Capital Securities, L.L.C.

Name and Principal
Business Address           Positions & Offices              Positions & Offices
with Underwriter           with Distributor                 with Registrant

Alan M. Trager             Director, Chairman and             None
600 Fifth Avenue           Treasurer
26th Floor
New York, NY  10020

Arthur Goetchius           President
600 Fifth Avenue
26th Floor
New York, NY  10020

Carla E. Dearing           Vice President                   Assistant Treasurer
600 Fifth Avenue
26th Floor
New York, NY  10020

(c)  Not applicable.



                  30.  Location of Accounts and Records.

                  All accounts, books and other documents
required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder will be maintained at the offices of the Investment Adviser, Investors Capital Services, Inc. (the "Administrator"), Unified Advisers, Inc. (the "Transfer Agent"), and Investors Bank & Trust Company (the "Custodian").

                  Holland & Company L.L.C.
                  375 Park Avenue
                  New York, New York 10152

                  Investors Capital Services, Inc.
                  600 Fifth Avenue, 26th Floor
                  New York, New York 10020

                  Unified Advisers, Inc.
                  P.O. Box 6110
                  Indianapolis, IN 46206-6110

                  Investors Bank & Trust Company
                  89 South Street
                  Boston, MA 02111

                  31.  Management Services.

                  Not applicable.

                  32.  Undertakings.

                    not applicable

                    not applicable

                    Registrant hereby undertakes to furnish
each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                  (d)  Registrant hereby undertakes to call
a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Holland Balanced Fund's Directors when requested in writing to do so by the holders of at least 10% of Holland Balanced Fund's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940 Act.

                                                    SIGNATURES


                  Pursuant to the requirements of the
Securities Act of 1933, as amended, and the Investment
Company Act of 1940, as amended, the Registrant certifies that it has duly caused this amendment to the Registration
Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of New York and State of New York on the 30th day of November, 1998.

                                             HOLLAND SERIES FUND, INC.




                                                By: /s/ Michael F. Holland
                                                        Michael F. Holland
                                                        President

                  Pursuant to the requirements of the
Securities Act of 1933, as amended, this Registration
Statement has been signed below by the following person in the capacities indicated on the 30th day of November, 1998.


         Signature                                            Title



/s/ Michael F. Holland                 Director and President
Michael F. Holland                     (Principal Executive Officer)

/__________*____________               Director
Sheldon S. Gordon

/__________*____________               Director
Herbert S. Winokur, Jr.

/__________*____________               Director
Desmond G. FitzGerald

/_________ *____________               Director
Jeff Tarr

/s/ William E. Vastardis               Secretary and Treasurer
William E. Vastardis                   (Principal Financial and Accounting
                                       Officer)

* Attorney-in-fact /s/ William E. Vastardis








                                         SECURITIES AND EXCHANGE COMMISSION

                                               WASHINGTON, D.C. 20549



                                                  _________________




                                                      EXHIBITS

                                                         TO

                                                      FORM N-1A

                                               REGISTRATION STATEMENT

                                                        UNDER

                                             THE SECURITIES ACT OF 1933

                                                       AND THE

                                           INVESTMENT COMPANY ACT OF 1940



                                                  _________________



                                              HOLLAND SERIES FUND, INC.








                                            HOLLAND SERIES FUND, INC.
                                                  INDEX TO EXHIBITS

Exhibit
Number                      Description of Exhibit

6(b) Distribution Agreement between Registrant and AMT Capital Securities, L.L.C., dated September 28, 1998.

9(d) Administration Agreement between Registrant and Investors Capital Services, Inc., dated
                  September 28, 1998.

11(a)             Consent of PricewaterhouseCoopers LLP

16        Performance information schedule

17                Financial Data Schedule